Income tax (Tables)	12 Months Ended
Jun. 30, 2023
Income tax
Schedule of income tax
	06.30.2023	06.30.2022	06.30.2021
Current income tax	14,494	(39,585)	(6,812)
Deferred income tax	58,227	35,323	(91,960)
Income tax (i)	72,721	(4,262)	(98,772)

Schedule of statutory tax rate
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	21%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax
	06.30.2023	06.30.2022	06.30.2021
Tax calculated at the tax rates applicable to profit in the respective countries (i)	(1904)	(41,079)	(16,082)
Permanent differences:
Tax inflation adjustment	6,458	(35,560)	(43,661)
Share of profit/ (loss) of associates and joint ventures	3,503	(522)	(4,579)
Result from sale of participation in subsidiaries	3	(707)	399
Unrecognized tax loss carry-forwards	-	-	(18,255)
Difference between provision and affidavit (ii)	10,955	-	4,812
Fiscal transparency	(1,367)	(2,736)	1,248
Recovery of unrecognized tax loss carry-forwards	1,864	20,620	-
Change of tax rate	-	-	(50,582)
Non-taxable profit	285	(433)	(528)
Others	1,095	902	(192)
Inflation adjustment permanent difference (IAS 29)	51,829	55,253	28,648
Income tax from continuing operations	72,721	(4,262)	(98,772)

Schedule of deferred tax assets and liabilities
	06.30.2023	06.30.2022
Deferred income tax assets to be recovered after more than 12 months	11,727	5,025
Deferred income tax assets to be recovered within 12 months	8,033	6,611
Deferred income tax assets	19,760	11,636
Deferred income tax liabilities to be recovered after more than 12 months	(191,373)	(235,560)
Deferred income tax liabilities to be recovered within 12 months	(21,978)	(26,544)
Deferred income tax liabilities	(213,351)	(262,104)
Total deferred income tax liabilities, net	(193,591)	(250,468)

Schedule of deferred income tax
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2023
Assets
Trade and other payables	3,296	-	2,289	-	5,585
Tax loss carry-forwards	3,238	141	5,371	-	8,750
Others	5,102	302	21	-	5,425
Subtotal assets	11,636	443	7,681	-	19,760
Liabilities
Investment properties and property, plant and equipment	(218,228)	(1,193)	32,156	(417)	(187,682)
Biological assets	(5,855)	93	2,430	-	(3,332)
Trade and other receivables	(1,242)	-	167	-	(1,075)
Investments	(110)	-	(2,494)	-	(2,604)
Intangible assets	(1,466)	-	(296)	-	(1,762)
Tax inflation adjustment	(31,714)	-	21,214	-	(10,500)
Borrowings	368	-	(329)	-	39
Inventories	(2,760)	(258)	(735)	-	(3,753)
Others	(1,097)	(18)	(1,567)	-	(2,682)
Subtotal liabilities	(262,104)	(1,376)	50,546	(417)	(213,351)
(Liabilities)/ Assets, net	(250,468)	(933)	58,227	(417)	(193,591)
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2022
Assets
Trade and other payables	2,781	-	515	-	3,296
Tax loss carry-forwards	10,542	(2,408)	(4,896)	-	3,238
Others	7,821	(1,184)	(1,535)	-	5,102
Subtotal assets	21,144	(3,592)	(5,916)	-	11,636
Liabilities
Investment properties and property, plant and equipment	(231,583)	5,319	8,842	(806)	(218,228)
Biological assets	(9,442)	1,386	2,201	-	(5,855)
Trade and other receivables	(1,248)	-	6	-	(1,242)
Investments	(24)	-	(86)	-	(110)
Intangible assets	(265)	-	(1,201)	-	(1,466)
Tax inflation adjustment	(66,114)	-	34,400	-	(31,714)
Borrowings	3,811	-	(3,443)	-	368
Inventories	(3,193)	828	(395)	-	(2,760)
Others	(2,044)	32	915	-	(1,097)
Subtotal liabilities	(310,102)	7,565	41,239	(806)	(262,104)
(Liabilities)/ Assets, net	(288,958)	3,973	35,323	(806)	(250,468)

Schedule of loss carry forward
Jurisdiction	06.30.2023	Date of generation	Due date
Argentina	121	2018	2023
Argentina	172	2019	2024
Argentina	3,885	2020	2025
Argentina	10,674	2021	2026
Argentina	1,474	2022	2027
Argentina	898	2023	2028
Brazil	7,961	2019-2023	Do not expire
Total cumulative tax loss carry-forwards	25,185